New standards and amendments and interpretations of existing standards (Details 2)	12 Months Ended
Dec. 31, 2017 BRL (R$)
Assets | Cash and cash equivalents
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 81,742,951
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 81,742,951
Assets | Financial assets at fair value through profit or loss
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 0
Reclassifications	242,511,223
Remeasurement	R$ 0
IFRS 9 - Category	At fair value through profit or loss
IFRS 9 - 01/01/2018	R$ 242,511,223
Assets | Financial assets held for trading
New reclassifications and measurements
IAS 39 - Category	Held for trading
IAS 39 - 31/12/2017	R$ 241,710,041
Reclassifications	(241,710,041)
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 0
Assets | Financial assets at fair value through other comprehensive income
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 0
Reclassifications	182,799,142
Remeasurement	R$ 0
IFRS 9 - Category	Fair value through other comprehensive income
IFRS 9 - 01/01/2018	R$ 218,860,066
Assets | Financial assets available for sale
New reclassifications and measurements
IAS 39 - Category	Available for sale
IAS 39 - 31/12/2017	R$ 159,412,722
Reclassifications	(159,412,722)
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 0
Assets | Financial assets at amortized cost - Loans and advances to banks, net of impairment
New reclassifications and measurements
IAS 39 - Category	Loans and receivables
IAS 39 - 31/12/2017	R$ 32,247,724
Reclassifications	123,473,446
Remeasurement	R$ 0
IFRS 9 - Category	At amortized cost
IFRS 9 - 01/01/2018	R$ 155,721,170
Assets | Financial assets at amortized cost - Loans and advances to customers, net of impairment
New reclassifications and measurements
IAS 39 - Category	Loans and receivables
IAS 39 - 31/12/2017	R$ 346,758,099
Reclassifications	0
Remeasurement	R$ (1,173,870)
IFRS 9 - Category	At amortized cost
IFRS 9 - 01/01/2018	R$ 345,584,229
Assets | Financial assets at amortized cost - Securities net of provision for losses
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 0
Reclassifications	75,320,243
Remeasurement	R$ 267,452
IFRS 9 - Category	At amortized cost
IFRS 9 - 01/01/2018	R$ 39,526,771
Assets | Financial assets at amortized cost - Other financial assets
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 0
Reclassifications	39,877,774
Remeasurement	R$ 0
IFRS 9 - Category	At amortized cost
IFRS 9 - 01/01/2018	R$ 39,877,774
Assets | Investments held to maturity
New reclassifications and measurements
IAS 39 - Category	Held to maturity
IAS 39 - 31/12/2017	R$ 39,006,118
Reclassifications	(39,006,118)
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 0
Assets | Financial assets pledged as collateral
New reclassifications and measurements
IAS 39 - Category	Other
IAS 39 - 31/12/2017	R$ 183,975,173
Reclassifications	(183,975,173)
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 0
Assets | Non-current assets held for sale
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 1,520,973
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 1,520,973
Assets | Investments in associates and joint ventures
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 8,257,384
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 8,257,384
Assets | Premises and equipment
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 8,432,475
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 8,432,475
Assets | Intangible assets and goodwill
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 16,179,307
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 16,179,307
Assets | Taxes to be offset
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 10,524,575
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 10,524,575
Assets | Deferred taxes
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 43,731,911
Reclassifications	0
Remeasurement	R$ 1,424,809
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 45,156,720
Assets | Other assets
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 50,853,987
Reclassifications	(39,877,774)
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 10,976,213
Assets | Total assets
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 1,224,353,440
Reclassifications	0
Remeasurement	R$ 518,391
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 1,224,871,831
Liabilities | Liabilities at amortized cost - Deposits from banks
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 285,957,468
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 285,957,468
Liabilities | Liabilities at amortized cost - Deposits from customers
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 262,008,445
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 262,008,445
Liabilities | Liabilities at amortized cost - Funds from issuance of securities
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 135,174,090
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 135,174,090
Liabilities | Liabilities at amortized cost - Subordinated debts
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 50,179,401
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 50,179,401
Liabilities | Liabilities at amortized cost - Other financial liabilities
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 0
Reclassifications	62,439,512
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 62,439,512
Liabilities | Financial liabilities at fair value through profit or loss
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 0
Reclassifications	14,274,999
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 14,274,999
Liabilities | Financial liabilities held for trading
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 14,274,999
Reclassifications	(14,274,999)
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 0
Liabilities | Provision for Expected Loss - Loan Commitments
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 0
Reclassifications	0
Remeasurement	R$ 1,840,205
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 1,840,205
Liabilities | Provision for Expected Loss - Financial guarantees
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 0
Reclassifications	0
Remeasurement	R$ 815,400
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 815,400
Liabilities | Insurance technical provisions and pension plans
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 239,089,590
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 239,089,590
Liabilities | Other reserves
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 18,490,727
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 18,490,727
Liabilities | Deferred taxes
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 1,251,847
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 1,251,847
Liabilities | Other liabilities
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 97,816,824
Reclassifications	(62,439,512)
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 35,377,312
Liabilities | Total liabilities
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 1,106,659,736
Reclassifications	0
Remeasurement	R$ 2,655,605
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 1,109,315,341
Shareholders' equity | Capital
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ (440,514)
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ (440,514)
Shareholders' equity | Treasury shares
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ (440,514)
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ (440,514)
Shareholders' equity | Capital reserves
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 35,973
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 35,973
Shareholders' equity | Profit reserves
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 70,496
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 70,496
Shareholders' equity | Additional paid-in capital
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 70,496
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 70,496
Shareholders' equity | Other comprehensive income
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 1,817,659
Reclassifications	0
Remeasurement	R$ 59,240
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 1,876,899
Shareholders' equity | Retained earnings
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 7,338,990
Reclassifications	0
Remeasurement	R$ (2,196,454)
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 5,142,536
Shareholders' equity | Equity attributable to controlling shareholders
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 117,403,831
Reclassifications	0
Remeasurement	R$ (2,137,214)
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 115,266,617
Shareholders' equity | Non-controlling interest
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 289,873
Reclassifications	0
Remeasurement	R$ 0
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 289,873
Shareholders' equity | Total equity
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 117,693,704
Reclassifications	0
Remeasurement	R$ (2,137,214)
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 115,556,490
Liabilities and Equity | Total Liabilities and Equity
New reclassifications and measurements
IAS 39 - Category	n/a
IAS 39 - 31/12/2017	R$ 1,224,353,440
Reclassifications	0
Remeasurement	R$ 518,391
IFRS 9 - Category	n/a
IFRS 9 - 01/01/2018	R$ 1,224,871,831